Other assets - Narrative (Details) - 1 months ended Jul. 31, 2021 - Probe Metals, Inc. $ in Thousands, $ in Thousands, shares in Millions	CAD ($) shares	USD ($) shares
Disclosure of financial assets [line items]
Acquisition of common shares	32.5	32.5
Payments for investments in marketable securities and debt securities	$ 26	$ 20
Share outstanding percentage	19.00%	19.00%